Principal Accountants' Fees and Services - Disclosure of Accountants' Fees and Services (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ernst and Young [Member]
Disclosure of audit fees and other services [Line Items]
Statutory audit of separate and consolidated financial statements	73.00%	92.00%
Services other than statutory audit	27.00%	8.00%
Auditor's remuneration, Total Percentage	100.00%	100.00%
Price Water House Coopers [Member]
Disclosure of audit fees and other services [Line Items]
Statutory audit of separate and consolidated financial statements	98.00%	97.00%
Services other than statutory audit	2.00%	3.00%
Auditor's remuneration, Total Percentage	100.00%	100.00%
Ernst and Young [Member]
Disclosure of audit fees and other services [Line Items]
Statutory audit of separate and consolidated financial statements	€ 16.4	€ 16.7
Services other than statutory audit	6.0	1.4
Audit-related services	4.9	0.6
Tax	0.0	0.0
Other services	1.1	0.8
Total	22.4	18.1
Price Water House Coopers [Member]
Disclosure of audit fees and other services [Line Items]
Statutory audit of separate and consolidated financial statements	16.8	16.8
Services other than statutory audit	0.4	0.6
Audit-related services	0.4	0.4
Tax	0.0	0.0
Other services		0.2
Total	€ 17.2	€ 17.4